Share Capital	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Share Capital
NOTE 15: SHARE CAPITAL
The number of shares issued is expressed in units.

	As at December 31,
	2021	2020
Total number of issued and outstanding shares	22 593 956	13 942 344
Total share capital (€’000)	78 585	48 513
As of December 31, 2021, the share capital amounts to €78,585 represented by 22,593,956 fully authorized and subscribed and paid-up
shares with a nominal value of €3.48 per share. This number does not include warrants issued by the Group and granted to certain directors, employees and non-employees
of the Group.
As of December 31, 2021, the authorized capital which has been used over the period 2021 by the board of directors amounts to €32,119. The remaining available from the authorized capital amounts to €4,773 as of December 31, 2021.
History of the capital of the Company
The Company was incorporated on July 24, 2007 with a share capital of €62,500 by the issuance of 409,375 class A shares. On August 31, 2007, the Company has issued 261,732 class A shares to Mayo Clinic by way of a contribution in kind of the upfront fee that was due upon execution of the Mayo License for a total amount of €9,500,000.
Round B Investors participated in a capital increase of the Company by way of a contribution in kind of a convertible loan (€2,387,049) and a contribution in cash (€4,849,624 of which €1,949,624 was uncalled) on December 23, 2008; 204,652 class B shares were issued at the occasion of that capital increase. Since then, the capital is divided in 875,759 shares, of which 671,107 are class A shares and 204,652 are class B shares.
On October 29, 2010, the Company closed its third financing round resulting in a capital increase totaling €12,100,809. The capital increase can be detailed as follows:

•	capital increase in cash by certain existing investors for a total amount of €2,609,320.48 by the issuance of 73,793 class B shares at a price of €35.36 per share;

•	capital increase in cash by certain existing investors for a total amount of €471,240 by the issuance of 21,000 class B shares at a price of €22.44 per share;

•	capital increase in cash by certain new investors for a total amount of €399,921.60 by the issuance of 9,048 class B shares at a price of €44.20 per share;

•	exercise of 12,300 warrants (“Warrants A”) granted to the Round C investors with total proceeds of €276,012 and issuance of 12,300 class B shares. The exercise price was €22.44 per Warrant A;

•
contribution in kind by means of conversion of the loan C for a total amount of €3,255,524.48 (accrued interest included) by the issuance of 92,068 class B shares at a conversion price of €35.36 per share;

•
contribution in kind by means of conversion of the loan D for a total amount of €2,018,879.20 (accrued interest included) by the issuance of 57,095 class B shares at a conversion price of €35.36 per share. The loan D is a convertible loan granted by certain investors to the Company on 14 October 2010 for a nominal amount of €2,010,000.

•
contribution in kind of a payable towards Mayo Foundation for Medical Education and Research for a total amount of €3,069,911 by the issuance of 69,455 class B shares at a price of €44.20 per share. The payable towards Mayo Clinic was related to (i) research undertaken by Mayo Clinic in the years 2009 and 2010, (ii) delivery of certain materials, (iii) expansion of the Mayo Clinical Technology License Contract by way the Second Amendment dated October 18, 2010.

On May 5, 2011, pursuant the decision of the Extraordinary General Meeting, the capital was reduced by an amount of €18,925,474 equivalent to the outstanding net loss as of December 31, 2010.
On May 31, 2013, the Company closed its fourth financing round, the ‘Round D financing’. The convertible loans E, F, G and H previously recorded as financial debt were converted in shares which led to an increase in equity for a total amount of €28,645k of which €5,026k is accounted for as capital and € 6,988k as share premium. The remainder (€ 16,631k) is accounted for as other reserves on fully settled contribution in kind convertible loans. Furthermore, a contribution in cash by existing shareholders of the Company led to an increase in share capital and issue premium by an amount of €7,000k.
At the Extraordinary Shareholders Meeting of June 11, 2013 all existing classes of shares of the Company have been converted into ordinary shares. Preferred shares have been converted at a 1 for 1 ratio.
On July 5, 2013, the Company completed its Initial Public Offering. The Company issued 1,381,500 new shares at €16.65 per shares, corresponding to a total of €23,002k.
On July 15, 2013, the over-allotment option was fully exercised for a total amount of €3,450k corresponding to 207,225 new shares. The total IPO proceeds amounted to €26,452k and the capital and the share premium of the Company increased accordingly. The costs relating to the capital increases performed in 2013 amounted to €2.8 million and are presented as a deduction of share premium.
On June 11, 2013, the Extraordinary General Shareholders’ Meeting of Celyad SA authorized the Board of Directors to increase the share capital of the Company, in one or several times, and under certain conditions set forth in extenso in the articles of association. This authorization is valid for a period of five years starting on July 26, 2013 and until July 26, 2018. The Board of Directors may increase the share capital of the Company within the framework of the authorized capital for an amount of up to €21,413k.
Over the course of 2014, the capital of the Company was increased in June 2014 by way of a capital increase of €25,000k represented by 568,180 new shares fully subscribed by Medisun International Limited.
In 2014, the capital of the Company was also increased by way of exercise of Company warrants. Over four different exercise periods, 139,415 warrants were exercised resulting in the issuance of 139,415 new shares. The capital and the share premium of the Company were therefore increased respectively by €488k and €500k.
In January 2015, the shares of Oncyte LLC were contributed to the capital of the Company, resulting in a capital increase of €3,452k and the issuance of 93,087 new shares.
In 2015, the Company conducted two fund raisings. A private placement was closed in March resulting in a capital increase of €31,745k represented by 713,380 new shares. The Company also completed an IPO on Nasdaq in June, resulting in a capital increase of €87,965k represented by 1,460,000 new shares.
Also, in 2015, the capital of the Company was also increased by way of exercise of Company warrants. Over three different exercise periods, 6,749 warrants were exercised resulting in the issuance of 6,749 new shares. The capital and the share premium of the Company were therefore increased respectively by €23k and €196k.
Over 2017 the capital of the Company was also increased by way of exercise of Company warrants. Over four different exercise periods, 225,966 warrants were exercised resulting in the issuance of 225,966 new shares. The capital of the Company was therefore increased by €625k.

In August 2017, pursuant to the amendment of the agreements with Celdara Medical LLC and Dartmouth College, the CAR T technology inventors, the capital of the Company was increased by way of contribution in kind of a liability owed to Celdara Medical LLC.
328,275
new shares were issued at a price of €
32.35
(being Celyad share’s
average market price
for the 30 days preceding the transaction) and the capital and the share premium of the Company were therefore increased respectively by €
1,141
k and €
9,479
k without an impact on the cash and cash equivalents, explaining why such transaction is not disclosed in the consolidated statements of cashflows.
In May 2018, the Company completed a global offering of $54.4 million (€46.1 million), resulting in cash proceeds for an amount of €43.0 million net of bank fees and transaction costs.
In May 2019, share premium decreased as a result of the absorption of accounting losses for an amount of €172.3 million, with a counterpart in the financial statements line item ‘Accumulated Deficit’. The absorption of the accumulated deficit into share premium is a non-cash
accounting transaction.
In September 2019, the Company completed a global offering of $20.0 million (€18.2 million), resulting in cash proceeds for an amount of €16.4 million net of bank fees and transaction costs.
On January 8, 2021, the Company has entered into a committed equity purchase agreement (“Purchase Agreement”) for up to $40.0 million with Lincoln Park Capital Fund, LLC (“LPC”), a Chicago-based institutional investor. Over the 24-month term of the Purchase Agreement, the Company will have the right to direct LPC to purchase up to an aggregate amount of $40.0 million American Depositary Shares (“ADSs”), each of which represents one ordinary share of the Company.
From the inception of the Purchase Agreement through
December 31, 2021, a total of 1,962,812 new shares have been issued by the Company and subscribed by LPC for a cash proceed of €9.2 million. As of December 31, 2021, there is a remaining access to the

Purchase Agreement
established with LPC for an amount of $28.0 million.
During the extraordinary shareholders meeting of May, 25 2021, the shareholders, in accordance with Belgian Company Law, approved the absorption of approximately €43.3 million of accounting losses into share premium. As a result, share premium has been reduced by a cumulative amount of €43.3 million in the 12 months period ended December 31, 2021 (€234.6 million of loss absorption has been approved and recorded from inception to December 31, 2021) against capital reduction reserve. This transaction has no impact on the total equity, comprehensive income (loss), assets (including cash) nor liabilities.
On May, 21 2021 and June 14, 2021, a total of 188,800 new shares have been issued by the Company and subscribed by Jefferies under the ATM for a cash proceed of €0.9 million.
On December 8, 2021, 6,500,000 new shares were issued by decision of the board of directors and subscribed for by CFIP CLYD LLC in the framework of a private placement for a global cash proceed of €28.9 million.
As of December 31, 2021, all shares issued have been fully paid.
The following share issuances occurred since the incorporation of the Company:

Category		Transaction date	Description	# of shares	Par value (in €)
Class shares	A	24 July 2007	Company incorporation	409 375	0.15
Class shares	A	31 August 2007	Contribution in kind (upfront fee Mayo License)	261 732	36.30
Class shares	B	23 December 2008	Capital increase (Round B)	137 150	35.36
Class shares	B	23 December 2008	Contribution in kind (Loan B)	67 502	35.36
Class shares	B	28 October 2010	Contribution in cash	21 000	22.44
Class shares	B	28 October 2010	Contribution in kind (Loan C)	92 068	35.36
Class shares	B	28 October 2010	Contribution in kind (Loan D)	57 095	35.36
Class shares	B	28 October 2010	Contribution in cash	73 793	35.36
Class shares	B	28 October 2010	Exercise of warrants	12 300	22.44

Class shares	B	28 October 2010	Contribution in kind (Mayo receivable)	69 455	44.20
Class shares	B	28 October 2010	Contribution in cash	9 048	44.20
Class shares	B	31 May 2013	Contribution in kind (Loan E)	118 365	38.39
Class shares	B	31 May 2013	Contribution in kind (Loan F)	56 936	38.39
Class shares	B	31 May 2013	Contribution in kind (Loan G)	654 301	4.52
Class shares	B	31 May 2013	Contribution in kind (Loan H)	75 755	30.71
Class shares	B	31 May 2013	Contribution in cash	219 016	31.96
Class shares	B	4 June 2013	Conversion of warrants	2 409 176	0.01
Ordinary shares		11 June 2013	Conversion of Class A and Class B shares in ordinary shares	4 744 067	—
Ordinary shares		5 July 2013	Initial Public Offering	1 381 500	16.65
Ordinary shares		15 July 2013	Exercise of over-allotment option	207 225	16.65
Ordinary shares		31 January 2014	Exercise of warrants issued in September 2008	5 966	22.44
Ordinary shares		31 January 2014	Exercise of warrants issued in May 2010	333	22.44
Ordinary shares		31 January 2014	Exercise of warrants issued in January 2013	120 000	4.52
Ordinary shares		30 April 2014	Exercise of warrants issued in September 2008	2 366	22.44
Ordinary shares		16 June 2014	Capital increase	284 090	44.00
Ordinary shares		30 June 2014	Capital increase	284 090	44.00
Ordinary shares		4 August 2014	Exercise of warrants issued in September 2008	5 000	22.44
Ordinary shares		4 August 2014	Exercise of warrants issued in October 2010	750	35.36
Ordinary shares		3 November 2014	Exercise of warrants issued in September 2008	5 000	22.44
Ordinary shares		21 January 2015	Contribution in kind (Celdara Medical LLC)	93 087	37.08
Ordinary shares		7 February 2015	Exercise of warrant issued in May 2010	333	22.44
Ordinary shares		3 March 2015	Capital increase	713 380	44.50
Ordinary shares		11 May 2015	Exercise of warrant issued in May 2010	500	22.44
Ordinary shares		24 June 2015	Capital increase	1 460 000	60.25
Ordinary shares		4 August 2015	Exercise of warrant issued in May 2010	666	22.44
Ordinar.y shares		4 August 2015	Exercise of warrant issued in October 2010	5 250	35.36
Ordinary shares		1 February 2017	Exercise of warrant issued in May 2013	207 250	2.64
Ordinary shares		2 May 2017	Exercise of warrant issued in May 2013	4 900	2.64
Ordinary shares		1 August 2017	Exercise of warrant issued in May 2013	7 950	2.64
Ordinary shares		23 August 2017	Contribution in kind (Celdara Medical LLC)	328 275	32.35
Ordinary shares		9 November 2017	Exercise of warrant issued in May 2013	5 000	2.64
Ordinary shares		9 November 2017	Exercise of warrant issued in October 2010	866	35.36
Ordinary shares		7 February 2018	Exercise of warrant issued in May 2013	4 500	2.64
Ordinary shares		22 May 2018	Capital increase	2 070 000	22.29
Ordinary shares		16 September 2019	Capital increase	2 000 000	9.08
Ordinary shares		8 January 2021	Capital increase	262 812	4.94
Ordinary shares		29 March 2021	Capital increase	200 000	6.19
Ordinary shares		9 April 2021	Capital increase	300 000	5.83
Ordinary shares		29 April 2021	Capital increase	300 000	5.23
Ordinary shares		21 May 2021	Capital increase	182 000	4.58
Ordinary shares		14 June 2021	Capital increase	6 800	4.98
Ordinary shares		28 June 2021	Capital increase	300 000	4.46
Ordinary shares		22 July 2021	Capital increase	300 000	3.46
Ordinary shares		20 October 2021	Capital increase	300 000	3.38
Ordinary shares		8 December 2021	Capital increase	6 500 000	4.44

(€0 00)
	Nature of the transactions	Share Capital	Share premium	Capital reduction reserve	Other reserves	Accumulated Deficit	Number of shares
	Balance as at January 1, 2020 (as adjusted)	48 513	43 349	191 213	28 181	(265 637)	13 942 344

	Share Based Payment	—	—	—	2 782	—	—
	Currency Translation differences	—	—	—	(5)	—	—
	Loss for the period	—	—	—	—	(17 204)	—
	Remeasurements of defined benefit obligation	—	—	—	—	(197)	—

	Balance as at December 31, 2020 (as adjusted)	48 513	43 349	191 213	30 958	(283 039)	13 942 344

	Reduction of share premium by absorption of losses	—	(43 349)	43 349	—	—	—
	Capital increase	30 072	8 900	—	—	—	8 651 612
	Transaction costs associated with capital increases	—	(2 583)	—	—	—	—
	Loss for the period	—	—	—	—	(26 512)	—
	Share Based Payment	—	—	—	2 172	—	—
	Currency Translation differences	—	—	—	42	—	—
	Remeasurements of defined benefit obligation	—	—	—	—	554	—

	Balance as at December 31, 2021	78 585	6 317	234 562	33 172	(308 997)	22 593 956

The total number of shares issued and outstanding as of December 31, 2021 totals 22,593,956 ordinary common shares.
Capital reduction reserve
Pursuant to Belgian law (“CCA”), the calculation of amounts available for distribution to shareholders, as dividends or otherwise, must be determined on the basis of our standalone non-consolidated
statutory financial statements of Celyad Oncology SA prepared under Belgian GAAP, and not on the basis of IFRS consolidated financial statements. In addition, under the CCA, the Company may declare or pay dividends only if, following the declaration and issuance of the dividends, the amount of the Company’s net assets on the date of the closing of the last financial year according to the Company’s statutory annual accounts (i.e., the amount of the assets as shown in the balance sheet, decreased with provisions and liabilities, all as prepared in accordance with Belgian accounting rules), decreased with the non-amortized
costs of incorporation and expansion and the
non-amortized
costs for research and development, does not fall below the amount of the paid-up
capital (or, if higher, the called capital), increased by the amount of non-distributable
reserves. Finally, prior to distributing dividends, the Company must allocate at least 5% of the annual net profits (under the Company’s non-consolidated
statutory accounts prepared in accordance with Belgian accounting rules) to a legal reserve, until the reserve amounts to 10% of the Company’s share capital.
In addition to the above test, the Company must also meet a liquidity test in order to be able to declare and/or distribute dividends.
During the extraordinary shareholders meeting of May, 25 2021, the shareholders, in accordance with Belgian Company Law, approved the absorption of approximately €43.3 million of accounting losses into share premium. As a result, share premium has been reduced by a cumulative amount of €43.3 million in the 12 months period ended December 31, 2021 (€234.6 million of loss absorption has been approved and recorded from inception to December 31, 2021) against capital reduction reserve. This transaction has no impact on the total equity, comprehensive income (loss), assets (including cash) nor liabilities.